SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives for Calculation of Depreciation
Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of Original Useful Lives of Intangible Assets	The intangible assets have original estimated useful lives as follows (See Note 10):

Software	2 years to 10 years
Student populations	1.8 years to 15 years
Cooperative agreements	1.3 years to 10 years
Favorable leases	0.8 years to 20 years
Trade names	Indefinite
Brand	Indefinite

Disaggregation of Revenue
The following table illustrates the disaggregation of revenue by operating segments for the year of 2016, 2017 and 2018:

(RMB in thousands)	Better School			Better Job
	Tutoring	K-12	Subtotal	Career Enhancement	Others	Consolidated
	RMB	RMB	RMB	RMB	RMB

Net Revenues in 2016	47,985	222,592	270,577	141,439	-	412,016
Net Revenues in 2017	55,371	232,433	287,804	144,950	11,170	443,924
Net Revenues in 2018	46,820	277,790	324,610	200,524	6,374	531,508

Schedule of Disaggregation of Deferred Revenue
Following are the deferred revenue balances by segments as of December 31, 2017 and 2018.

	As of December 31,
	2017	2018
	RMB	RMB

Career Enhancement	21,496	24,333
K-12	77,394	87,027
Tutoring	15,506	12,890
Total	114,396	124,250